Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2025	March 31, 2024
Property and buildings	$3,137,725	$3,122,152
Leasehold improvements	3,987,572	3,674,485
Land	2,263,687	2,249,401
Equipment and furniture	2,418,993	2,355,674
Automobiles	183,274	158,925
Software	2,438,029	606,559
Subtotal	14,429,280	12,167,196
Less: accumulated depreciation	(3,520,719)	(3,153,369)
Less: impairment on property and equipment.	(145,541)	-
Property and equipment, net	$10,763,020	$9,013,827

Depreciation expenses were $952,126, $1,232,611, and $1,226,496 for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

As of March 31, 2025 and 2024, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as collateral to safeguard the Company’s bank borrowings from MUFG Bank (see Note 11).